Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Auditor's remuneration
Auditor's remuneration

in k€	2023	2022
Audit Fees[1]	4,088	2,460
Audit-Related Fees	60	43
Audit fees related to prior year audit	1,504	402
All Other Fees	—	77
Total	5,651	2,982

[1] Previous year figures have been adjusted to include fees of all BDO network firms.